REPORTING ENTITY - Spin off BAC Holding - Discontinued operations income statement (Details) - COP ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest income calculated using the effective interest method
Loan portfolio		$ 25,465,582	$ 26,534,115	$ 17,559,516
Investments in debt securities		2,716,350	2,385,289	1,843,516
Total interest income		28,181,932	28,919,404	19,403,032
Interest expense
Checking accounts		(261,315)	(253,043)	(159,114)
Savings accounts		(5,434,063)	(5,953,426)	(3,555,844)
Time deposits		(9,448,857)	(9,944,424)	(4,040,232)
Interest expense on deposits from customers		(15,194,029)	(16,214,226)	(7,756,432)
Financial obligations
Interbank borrowings and overnight funds		(1,683,943)	(1,856,263)	(678,114)
Borrowings from banks and similar		(1,510,447)	(1,601,927)	(739,803)
Bonds issued		(1,790,729)	(2,159,948)	(2,092,843)
Total Financial obligations		(5,720,304)	(6,418,204)	(3,907,963)
Impairment (losses) recoveries on financial assets
Loans and other accounts receivable		(4,755,134)	(4,751,039)	(3,120,403)
Other financial assets		(4,163)	12,871	(16,723)
Net impairment loss on financial assets		(4,185,037)	(4,182,394)	(2,493,148)
Net interest income, after impairment losses		3,082,562	2,104,580	5,245,489
Income from commissions and fees		4,616,144	4,356,336	3,874,439
Expenses from commissions and fees		(1,032,350)	(1,003,813)	(970,676)
Net income from commissions and fees		3,583,794	3,352,523	2,903,763
Net trading income (loss)		1,404,404	(916,049)	1,559,626
Other expenses		(8,651,798)	(8,346,454)	(7,409,783)
Net income before tax expense		3,137,904	3,487,550	6,274,371
Net reclassifications of Other Comprehensive Income		$ 458,118	$ 458,930	(2,752,028)
Net income from discontinued operations, net of tax				866,166
Net income attributable to owners of the parent:
Owners of the parent				593,990
Non-controlling interests				272,176
Net income from discontinued operations, net of tax				$ 866,166
Net income per share basic (in Colombian pesos, see note 25.3 "Earnings per share").				$ 25.67
Net income per share diluted (in Colombian pesos, see note 25.3 "Earnings per share").				$ 25.67
BAC Holding International Corp
Interest income calculated using the effective interest method
Loan portfolio				$ 1,684,995
Investments in debt securities				164,424
Total interest income				1,849,419
Interest expense
Checking accounts				(47,739)
Savings accounts				(53,608)
Time deposits				(324,670)
Interest expense on deposits from customers				(426,017)
Financial obligations
Interbank borrowings and overnight funds				(253)
Borrowings from banks and similar				(66,621)
Bonds issued				(61,195)
Total Financial obligations				(128,069)
Net interest income				1,295,333
Impairment (losses) recoveries on financial assets
Loans and other accounts receivable				(264,926)
Other financial assets				(2,850)
Net impairment loss on financial assets				(267,776)
Net interest income, after impairment losses				1,027,557
Income from commissions and fees				753,523
Expenses from commissions and fees				(30,396)
Net income from commissions and fees				723,127
Net trading income (loss)				953
Other income				543,073
Other expenses				(2,633,765)
Net income before tax expense				(339,055)
Income tax expense				(224,104)
Net income (loss) from discontinued operations				(563,159)
Net reclassifications of Other Comprehensive Income				1,429,325
Net income from discontinued operations, net of tax				866,166
Net income attributable to owners of the parent:
Owners of the parent				593,990
Non-controlling interests				272,177
Net income from discontinued operations, net of tax				$ 866,166
Net income per share basic (in Colombian pesos, see note 25.3 "Earnings per share").				$ 25.67
Net income per share diluted (in Colombian pesos, see note 25.3 "Earnings per share").				$ 25.67
BAC Holding International Corp | Ifrs Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Interest income calculated using the effective interest method
Loan portfolio	$ 1,684,995
Investments in debt securities	164,424
Total interest income	1,849,419
Interest expense
Checking accounts	(47,739)
Savings accounts	(53,608)
Time deposits	(324,670)
Interest expense on deposits from customers	(426,017)
Financial obligations
Interbank borrowings and overnight funds	(253)
Borrowings from banks and similar	(66,621)
Bonds issued	(61,195)
Total Financial obligations	(128,069)
Net interest income	1,295,333
Impairment (losses) recoveries on financial assets
Loans and other accounts receivable	(264,926)
Other financial assets	(2,850)
Net impairment loss on financial assets	(267,776)
Net interest income, after impairment losses	1,027,557
Income from commissions and fees	753,523
Expenses from commissions and fees	(30,396)
Net income from commissions and fees	723,127
Net trading income (loss)	953
Other income	291,413
Other expenses	(1,274,056)
Net income before tax expense	768,994
Income tax expense	(224,104)
Net income (loss) from discontinued operations	544,890
Net reclassifications of Other Comprehensive Income	1,052,622
Net income from discontinued operations, net of tax	1,597,512
Net income attributable to owners of the parent:
Owners of the parent	1,098,073
Non-controlling interests	499,439
Net income from discontinued operations, net of tax	$ 1,597,512
Net income per share basic (in Colombian pesos, see note 25.3 "Earnings per share").	$ 47.45
Net income per share diluted (in Colombian pesos, see note 25.3 "Earnings per share").	$ 47.45